STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	$ 95,458,183	$ 99,708,208
RECEIVABLES:
Accrued investment income	133,935	157,948
Companies' contributions receivable	672,148	672,781
Total receivables	806,083	830,729
NET ASSETS AVAILABLE FOR BENEFITS	96,264,266	100,538,937
Cash
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	46,586	37,083
The Procter & Gamble Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	31,450,087	34,718,958
The J.M. Smucker Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	96,531	144,260
Common collective trust fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	64,523	25,788
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments —at fair value	$ 63,800,456	$ 64,782,119